Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Significant components of income tax expense

Significant components of income tax expense
Full year
(in USD million) 2023 2022 2021
Current income tax expense in respect of

current year
(24,028) (52,124) (21,271)
Prior period adjustments (121) (112) (28)
Current income tax expense (24,149) (52,236) (21,299)
Origination and reversal of temporary differences (1,529) (2,136) (1,778)
Recognition / derecognition of previously (un)recognised

deferred tax assets
(137) 4,401 126
Change in tax regulations 4 0 4
Prior period adjustments (169) 110 (60)
Deferred tax income/(expense) (1,831) 2,375 (1,708)
Income tax (25,980) (49,861) (23,007)

Reconciliation of statutory tax rate to effective tax rate

Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2023 2022 2021
Income/(loss) before tax 37,884 78,604 31,583
Calculated income tax at statutory rate 1) (8,833) (18,168) (7,053)
Calculated Norwegian Petroleum tax 2) (17,226) (36,952) (17,619)
Tax effect uplift
3)
160 259 914
Tax effect of permanent differences regarding divestments 82 417 90
Tax effect of permanent differences caused by functional currency different from tax currency 5 145 150
Tax effect of other permanent differences 453 403 228
Recognition / derecognition of previously (un)recognised deferred tax assets
4) (137) 4,401 126
Change in unrecognised deferred tax assets (29) (34) 619
Change in tax regulations 4 0 4
Prior period adjustments (290) (3) (88)
Other items including foreign currency effects (169) (327) (378)
Income tax (25,980) (49,861) (23,007)
Effective tax rate 68.6% 63.4% 72.8%
The weighted average of statutory tax rates was 23.3 % in 2023, 23.1 % in 2022 and 22.3 % in 2021. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum income is taxable at a tax rate of
71.8 % after deducting a calculated 22 % corporate tax.
3)

As from 2023 the uplift deduction for investments on NCS has been abolished except for asset investments that fall under the
temporary rules enacted under the Covid-19 pandemic. For investments with PUD submitted to the authorities before 31
December 2022 the rules allow a direct deduction of the whole uplift in the year the capital expenditure is incurred. In 2022 the
rate was 17.69 % and this rate was reduced to 12.4
% in 2023.

4)

Equinor performs its

assessment on DTA

recognition based on sources

of income such

as the reversal

pattern of taxable

timing
differences and projections of taxable income and recognises the amount of deferred tax assets that is probable to be realised. In
2023 USD 137

million was

derecognised due

to an increase

in valuation

allowance mainly

related to Angola

and Canada,

compared
to a recognition of USD 4,401

million in 2022 mainly related to unused accumulated tax losses in the US.

Deferred tax assets and liabilities

Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment

and
intangible
assets
Asset
retirement
obligations
Lease
liabilities Pensions Derivatives Other Total
Deferred tax assets 8,575 514 7,816 1,298 747 446 1,495 20,892
Deferred tax liabilities (28) (26,042) 0 (2) (6) 0 (300) (26,378)
Net asset/(liability) at 31 December
2023 8,547 (25,528) 7,816 1,296 741 446 1,195 (5,485)
Deferred tax assets 8,105 694 7,356 1,306 694 1,131 1,348 20,634
Deferred tax liabilities (28) (23,356) 0 (3) (12) (3) (411) (23,813)
Net asset/(liability) at 31 December
2022 8,077 (22,662) 7,356 1,303 682 1,128 937 (3,179)

Changes in net deferred tax liability during the year

Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2023 2022 2021
Net deferred tax liability at 1 January 3,179 7,655 6,250
Charged/(credited) to the Consolidated statement of

income
1,831 (2,375) 1,708
Charged/(credited) to Other comprehensive income (66) 105 35
Acquisitions and disposals 981 (968) 36
Foreign currency translation effects and other effects (440) (1,239) (374)
Net deferred tax liability at 31 December 5,485 3,179 7,655

Disclosure of Net deferred tax assets and liabilities	At 31 December (in USD million) 2023 2022 Deferred tax assets 7,936 8,732 Deferred tax liabilities 13,345 11,996 Net deferred tax classified as held for sale (76) 85
Disclosure of unrecognised deferred tax assets

Unrecognised deferred tax assets
At 31 December
2023 2022
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,555 1,030 2,558 968
Unused tax credits 0 185 0 129
Tax losses carried forward 3,944 947 3,458 930
Total unrecognised deferred tax assets 6,499 2,162 6,016 2,027